Finance Cost Net (Tables)	12 Months Ended
Dec. 31, 2020
Finance Cost Net [Abstract]
Disclosure of finance income (cost) [text block]
The following table shows the breakdown of finance income and costs:

	2020 $000s	2019 $000s	2018 $000s
For the year ended December 31
Finance income
Interest from financial assets not at fair value through profit or loss	1,183	4,362	3,358
Total finance income	1,183	4,362	3,358
Finance costs
Contractual interest expense on notes payable	(96)	(149)	(388)
Interest expense on other borrowings	(496)	—	(4)
Interest expense on lease liability	(2,354)	(2,495)	—
Gain on forgiveness of debt	—	—	289
Gain/(loss) on foreign currency exchange	—	68	137
Total finance income/(costs) – contractual	(2,946)	(2,576)	34
Gain/(loss) from change in fair value of warrant liability	(117)	(11,890)	82
Gain/(loss) from change in fair value of preferred shares and convertible notes	(4,234)	(34,585)	22,549
Total finance income/(costs) – fair value accounting	(4,351)	(46,475)	22,631
Total finance income/(costs) – subsidiary preferred shares	—	(1,458)	(106)
Total finance income/(costs)	(4,351)	(47,933)	22,525
Finance income/(costs), net	(6,115)	(46,147)	25,917